Christopher J. Madin Vice President, Corporate Counsel Law Department The Prudential Insurance Company of America 280 Trumbull Street, Hartford, CT 06103 Tel: 860-534-6087 christopher.madin@prudential.com

February 11, 2021

Alberto H. Zapata, Esq.
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management - Disclosure Review and Accounting Office
100 F Street NE
Washington, DC 20549

Re:	Initial Registration Statement filing on Form N-6 for the Pruco Life Insurance Company’s Variable Universal Life.

Mr. Zapata:

This registration statement is being submitted to comply with the recent adoption of Rule 498A. Prior to July 1, 2020, Pruco Life Insurance Company (“Pruco Life”) relied on the Great West line of no-action relief and, consequently, was no longer filing annual updates for this registration statement, which was originally filed on Form S-6. This registration statement relates to Pruco Life’s Variable Universal Life, an individual, flexible premium, variable universal life insurance contract that was no longer offered for sale as of December 13, 2001. Filed herewith is a new registration statement for Variable Universal Life which has been updated to comply with the disclosure requirements of the new Form N-6.

As noted above, this registration statement is being converted from Form S-6 to the new Form N-6. We are including a courtesy copy of the initial registration statement for Variable Universal Life. We have not included a comparison document between this registration statement and the most recent registration statement dated May 1, 2002, due to the significant differences in the formats. However, with respect to the product itself there are no material differences between these registration statements, and the format of this filing is consistent with the format that the SEC staff recently reviewed in Registration No. 333-158634 (Contract ID: C000157189) for VUL Protector® (“VULP 2015”).

We request that this registration statement shall be declared effective on May 1, 2021. Pruco Life and Pruco Life Insurance Company of New Jersey have several additional registration statements that require updating by May 1, 2021, due to the Commission’s new position on discontinued contracts. We request Staff comments within forty-five (45) days so we can prepare our other registrations in a manner consistent with any feedback received.

After receiving and addressing staff comments on Variable Universal Life, we will file a pre-effective amendment to the registration statement that will include, among other things, financial statements of the depositor and registrant, applicable opinions and consents, and any other exhibits required by Form N-6.

Please feel free to contact me if you have any questions regarding this filing. I can be reached at (860) 534-6087 (office) or (860) 459-2006 (cell).

Respectfully yours,

/s/ Christopher J. Madin	February 11, 2021

Christopher J. Madin Vice President and Corporate Counsel Pruco Life Insurance Company	Date

Via EDGAR